SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	U.S. Treasury Securities — 2.1%
	U.S. Treasury Bills,
	4.406% due 8/28/2025	$ 6,537,000	$ 6,491,555
	4.338% due 8/26/2025	50,000,000	49,669,445
	Total U.S. Treasury Securities (Cost $56,161,000)		56,161,000
	Commercial Paper — 92.5%
	AbbVie, Inc.,
[a]	4.737% due 7/7/2025	46,000,000	45,964,427
[a]	4.738% due 7/8/2025	7,000,000	6,993,684
	Amcor Finance USA, Inc.,
[a]	4.718% due 7/8/2025	6,000,000	5,994,598
[a]	4.707% due 7/17/2025	10,000,000	9,979,467
	Amcor Flexibles North America, Inc.,
[a]	4.707% due 7/14/2025	789,000	787,687
[a]	4.709% due 8/11/2025	46,000,000	45,757,963
	Ameren Corp.,
	4.663% due 7/8/2025	15,000,000	14,986,642
	4.662% due 7/21/2025	29,274,000	29,199,514
	American Honda Finance Corp.,
	4.791% due 7/9/2025	2,000,000	1,997,916
	4.748% due 7/21/2025	40,000,000	39,896,667
	4.751% due 8/5/2025	17,000,000	16,923,146
	4.694% due 8/6/2025	2,000,000	1,990,800
	4.74% due 8/6/2025	2,000,000	1,990,720
	4.73% due 8/11/2025	1,000,000	994,727
	American Transmission Co. LLC,
[a]	4.519% due 7/3/2025	4,177,000	4,175,967
[a]	4.692% due 7/23/2025	50,000,000	49,859,139
	Arizona Public Service Co.,
	4.586% due 7/3/2025	3,580,000	3,579,101
	4.629% due 7/7/2025	31,000,000	30,976,440
	AutoZone, Inc.,
[a]	4.566% due 7/1/2025	27,200,000	27,200,000
[a]	4.543% due 7/2/2025	6,000,000	5,999,253
[a]	4.536% due 7/3/2025	3,144,000	3,143,219
[a]	4.578% due 7/9/2025	27,000,000	26,972,940
	Avangrid, Inc.,
[a]	4.634% due 7/7/2025	50,000,000	49,962,083
[a]	4.634% due 7/8/2025	9,000,000	8,992,038
[a]	4.61% due 7/9/2025	5,000,000	4,994,967
[a]	4.592% due 7/15/2025	2,000,000	1,996,492
[a]	Avery Dennison Corp., 4.533% due 7/2/2025	47,000,000	46,994,164
	BASF SE,
[a,b]	4.637% due 7/30/2025	500,000	498,167
[a,b]	4.682% due 7/30/2025	500,000	498,147
	BAT International Finance plc,
[a,b]	4.699% due 8/4/2025	636,000	633,237
[a,b]	4.81% due 8/4/2025	341,000	339,480
[a,b]	Bell Telephone Co. of Canada or Bell Canada, 4.623% due 7/2/2025	66,000,000	65,991,658
[a]	Broadcom, Inc., 4.654% due 7/17/2025	250,000	249,491
[a,b]	Canadian Pacific Railway Co., 4.682% due 7/2/2025	3,000,000	2,999,617
	CenterPoint Energy, Inc.,
[a]	4.664% due 7/2/2025	2,000,000	1,999,746
[a]	4.684% due 7/2/2025	1,000,000	999,872
[a]	4.642% due 7/14/2025	1,000,000	998,353
[a]	4.649% due 7/14/2025	8,531,000	8,516,921
[a]	4.662% due 7/14/2025	8,550,000	8,535,859
[a]	4.675% due 7/14/2025	1,000,000	998,343
[a]	4.687% due 7/14/2025	2,000,000	1,996,678
[a]	4.684% due 7/30/2025	1,000,000	996,303
	Consolidated Edison Co. of New York, Inc.,
[a]	4.63% due 7/9/2025	15,800,000	15,784,024
[a]	4.662% due 7/14/2025	50,000,000	49,917,306

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Delmarva Power & Light Co., 4.543% due 7/1/2025	$ 2,000,000	$ 2,000,000
	Dominion Energy South Carolina, Inc.,
	4.664% due 7/1/2025	25,000,000	25,000,000
	4.672% due 7/11/2025	10,000,000	9,987,250
	4.704% due 8/6/2025	7,000,000	6,967,730
	4.699% due 8/27/2025	2,250,000	2,233,613
	Duke Energy Corp.,
[a]	4.649% due 7/16/2025	11,700,000	11,677,770
[a]	4.677% due 8/4/2025	13,000,000	12,943,768
[a]	4.676% due 8/11/2025	18,500,000	18,403,502
[a]	4.689% due 8/11/2025	1,000,000	994,773
[a]	4.677% due 8/12/2025	11,000,000	10,941,223
	Enbridge U.S., Inc.,
[a]	4.646% due 7/11/2025	5,000,000	4,993,653
[a]	4.682% due 7/23/2025	10,000,000	9,971,889
[a]	4.642% due 7/9/2025	1,000,000	998,984
[a]	4.66% due 7/25/2025	22,000,000	21,932,827
	Entergy Corp.,
[a]	4.634% due 7/17/2025	10,200,000	10,179,374
[a]	4.698% due 8/12/2025	25,000,000	24,865,833
	Equifax, Inc.,
[a]	4.661% due 7/17/2025	500,000	498,982
[a]	4.573% due 7/1/2025	1,000,000	1,000,000
	Evergy, Inc., 4.652% due 7/1/2025	22,000,000	22,000,000
	Eversource Energy,
[a]	4.813% due 7/14/2025	2,000,000	1,996,584
[a]	4.815% due 7/17/2025	8,000,000	7,983,182
[a]	4.818% due 7/22/2025	19,000,000	18,947,576
[a]	Exelon Corp., 4.597% due 7/7/2025	63,000,000	62,952,435
[a,b]	Experian Finance plc, 4.543% due 7/2/2025	1,000,000	999,876
	Fiserv, Inc.,
[a]	4.611% due 7/7/2025	20,000,000	19,984,867
[a]	4.598% due 7/8/2025	2,000,000	1,998,238
[a]	4.618% due 7/8/2025	5,000,000	4,995,576
[a]	4.65% due 7/29/2025	36,000,000	35,872,040
	Genuine Parts Co.,
[a]	4.703% due 7/8/2025	19,095,000	19,077,846
[a]	4.713% due 7/10/2025	35,000,000	34,959,488
[a]	4.624% due 7/18/2025	549,000	547,820
[a]	4.702% due 7/25/2025	4,000,000	3,987,680
[a]	4.684% due 8/4/2025	2,000,000	1,991,311
[a]	4.672% due 8/12/2025	2,650,000	2,635,840
	Honeywell International, Inc.,
[a]	4.527% due 8/7/2025	250,000	248,859
[a]	4.534% due 8/8/2025	436,000	433,952
	HP, Inc.,
[a]	4.624% due 7/11/2025	750,000	749,052
[a]	4.649% due 7/9/2025	63,000,000	62,935,880
	Intel Corp.,
[a]	4.657% due 7/1/2025	57,000,000	57,000,000
[a]	4.656% due 7/7/2025	3,000,000	2,997,715
[a]	4.62% due 7/1/2025	630,000	630,000
	Intercontinental Exchange, Inc.,
[a]	4.598% due 7/8/2025	2,000,000	1,998,238
[a]	4.608% due 7/9/2025	250,000	249,748
[a]	ITC Holdings Corp., 4.623% due 7/3/2025	20,000,000	19,994,944
	J.M. Smucker Co.,
[a]	4.614% due 7/1/2025	17,000,000	17,000,000
[a]	4.721% due 7/8/2025	3,000,000	2,997,288
[a]	4.672% due 7/9/2025	43,300,000	43,255,738
	Kentucky Utilities Co.,
[a]	4.676% due 7/8/2025	40,000,000	39,964,222
[a]	4.676% due 7/9/2025	8,000,000	7,991,822
[a]	4.701% due 7/11/2025	4,350,000	4,344,418
[a]	4.703% due 7/14/2025	12,570,000	12,549,029

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Keurig Dr. Pepper, Inc.,
[a]	4.618% due 7/2/2025	$ 8,000,000	$ 7,998,989
[a]	4.589% due 7/11/2025	55,000,000	54,930,944
[a]	Lockheed Martin Corp., 4.60% due 7/9/2025	64,000,000	63,935,573
	Louisville Gas & Electric Co.,
[a]	4.676% due 7/9/2025	23,663,000	23,638,811
[a]	4.714% due 7/15/2025	7,978,000	7,963,635
[a]	Marathon Petroleum Corp., 4.634% due 7/1/2025	63,000,000	63,000,000
	Marriott International, Inc.,
[a]	4.699% due 7/21/2025	1,000,000	997,444
[a]	4.669% due 7/18/2025	1,000,000	997,837
[a]	4.672% due 7/28/2025	2,400,000	2,391,756
[a]	4.665% due 7/29/2025	1,000,000	996,446
[a]	4.672% due 7/29/2025	4,300,000	4,284,682
[a]	4.661% due 8/6/2025	16,000,000	15,926,880
[a]	4.679% due 8/11/2025	1,000,000	994,784
[a]	4.664% due 8/15/2025	1,000,000	994,288
[a]	4.662% due 8/18/2025	34,000,000	33,792,827
[a]	4.603% due 8/19/2025	2,000,000	1,987,723
[a]	4.643% due 8/19/2025	450,000	447,213
	McCormick & Co., Inc.,
[a]	4.602% due 7/1/2025	6,000,000	6,000,000
[a]	4.624% due 8/15/2025	400,000	397,735
[a]	4.60% due 7/8/2025	57,650,000	57,599,220
[a]	4.605% due 7/21/2025	5,000,000	4,987,417
[a]	Mohawk Industries, Inc., 4.589% due 7/1/2025	3,000,000	3,000,000
	Mondelez International, Inc.,
[a]	4.631% due 7/21/2025	15,000,000	14,962,083
[a]	4.658% due 8/4/2025	4,000,000	3,982,773
[a]	4.647% due 8/7/2025	11,739,000	11,684,104
[a]	4.613% due 8/11/2025	660,000	656,602
[a]	4.625% due 7/15/2025	325,000	324,425
[a]	4.648% due 8/11/2025	250,000	248,702
	NextEra Energy Capital Holdings, Inc.,
[a]	4.689% due 7/9/2025	3,855,000	3,851,059
[a]	4.694% due 7/18/2025	20,250,000	20,206,013
[a]	4.658% due 7/21/2025	3,000,000	2,992,383
[a]	4.692% due 7/21/2025	1,290,000	1,286,703
[a]	4.693% due 7/22/2025	8,518,000	8,495,143
[a]	4.695% due 7/28/2025	3,000,000	2,989,650
[a]	4.64% due 7/29/2025	300,000	298,936
[a]	4.676% due 8/18/2025	18,000,000	17,890,080
[a]	4.694% due 8/19/2025	3,000,000	2,981,217
	NSTAR Electric Co.,
	4.604% due 7/15/2025	50,000,000	49,911,917
	4.628% due 7/22/2025	5,000,000	4,986,729
	Oglethorpe Power Corp.,
[a]	4.681% due 7/1/2025	30,087,000	30,087,000
[a]	4.681% due 7/2/2025	19,000,000	18,997,572
[a]	4.621% due 7/9/2025	10,000,000	9,989,889
[a]	4.784% due 7/24/2025	5,000,000	4,984,986
	ONE Gas, Inc.,
[a]	4.666% due 7/2/2025	7,300,000	7,299,069
[a]	4.655% due 7/3/2025	8,100,000	8,097,939
[a]	4.659% due 7/16/2025	4,000,000	3,992,367
[a]	4.682% due 7/11/2025	8,800,000	8,788,731
[a]	4.707% due 7/16/2025	17,995,000	17,960,285
[a]	Oracle Corp., 4.704% due 7/1/2025	1,000,000	1,000,000
	Otis Worldwide Corp., 4.563% due 7/1/2025	3,140,000	3,140,000
	Penske Truck Leasing Co. LP,
	4.739% due 7/14/2025	4,000,000	3,993,298
	4.739% due 7/23/2025	6,000,000	5,982,987
	4.666% due 7/8/2025	1,000,000	999,108
	4.681% due 7/14/2025	33,000,000	32,945,183
	4.739% due 8/4/2025	24,000,000	23,894,827

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Reckitt Benckiser Treasury Services plc,
[a,b]	4.70% due 7/29/2025	$13,000,000	$ 12,953,489
[a,b]	4.699% due 7/30/2025	1,000,000	996,294
[a,b]	4.673% due 7/29/2025	4,000,000	3,985,751
	Sempra,
[a]	4.702% due 7/16/2025	3,000,000	2,994,225
[a]	4.705% due 7/22/2025	29,000,000	28,921,845
[a]	4.718% due 7/22/2025	3,000,000	2,991,898
[a]	4.533% due 7/1/2025	1,800,000	1,800,000
[a]	4.682% due 7/25/2025	29,000,000	28,911,067
	Sherwin-Williams Co.,
[a]	4.673% due 7/8/2025	1,000,000	999,109
[a]	4.633% due 7/8/2025	7,000,000	6,993,807
[a]	4.649% due 7/8/2025	700,000	699,378
[a]	4.644% due 7/14/2025	2,200,000	2,196,377
[a]	4.645% due 7/15/2025	500,000	499,113
[a]	4.676% due 7/29/2025	1,000,000	996,438
[a]	4.642% due 7/30/2025	500,000	498,167
[a]	4.673% due 7/30/2025	11,000,000	10,959,416
[a]	4.699% due 8/4/2025	1,000,000	995,656
[a]	4.547% due 7/10/2025	4,700,000	4,694,736
[a]	4.598% due 7/21/2025	3,350,000	3,341,588
[a]	4.648% due 7/21/2025	285,000	284,276
[a]	4.575% due 7/22/2025	14,000,000	13,963,250
	Southern California Gas Co.,
[a]	4.615% due 7/1/2025	5,000,000	5,000,000
[a]	4.502% due 7/1/2025	21,000,000	21,000,000
[a]	Southern Co. Gas Capital Corp., 4.655% due 7/16/2025	24,150,000	24,103,914
	Spire, Inc.,
[a]	4.676% due 7/7/2025	1,000,000	999,233
[a]	4.71% due 7/7/2025	5,000,000	4,996,142
[a]	4.736% due 7/9/2025	11,000,000	10,988,633
[a]	4.711% due 7/10/2025	8,500,000	8,490,161
[a]	4.711% due 7/21/2025	12,430,000	12,398,027
[a]	4.595% due 7/1/2025	2,000,000	2,000,000
[a]	4.676% due 7/14/2025	750,000	748,754
[a]	4.65% due 7/22/2025	2,000,000	1,994,668
	Union Electric Co., 4.663% due 7/7/2025	28,000,000	27,978,627
	Virginia Electric & Power Co.,
	4.673% due 7/9/2025	13,000,000	12,986,740
	4.686% due 7/16/2025	1,895,000	1,891,368
	4.686% due 7/17/2025	14,600,000	14,570,151
	4.677% due 7/21/2025	30,000,000	29,923,500
	4.691% due 7/28/2025	6,200,000	6,178,610
	Vulcan Materials Co.,
[a]	4.645% due 7/15/2025	42,000,000	41,925,357
[a]	4.676% due 7/15/2025	21,235,000	21,197,013
	Total Commercial Paper (Cost $2,409,332,140)		2,409,332,140
	Total Investments — 94.6% (Cost $2,465,493,140)		$2,465,493,140
	Other Assets Less Liabilities — 5.4%		140,166,227
	Net Assets — 100.0%		$2,605,659,367

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $1,979,224,829, representing 75.96% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.